Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenues	$ 255,595	$ 342,697	$ 426,620	$ 612,035	$ 1,160,976	$ 1,251,454
Cost of revenues	160,365	330,265	333,620	539,682	782,549	885,697
Gross profit	95,230	12,432	93,000	72,353	378,427	365,757
Operating expenses	233,602	168,471	351,617	283,525	629,837	545,335
Loss from operations and before income taxes	(138,371)	(156,039)	(258,617)	(211,173)	(251,410)	(179,579)
Income tax expense
Net loss	$ (138,371)	$ (156,039)	$ (258,617)	$ (211,173)	$ (251,410)	$ (179,579)
Basic loss per common share	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Diluted loss per common share	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Basic weighted average common shares outstanding	1,972,126,307	1,884,930,584	1,930,340,298	1,884,930,584	1,884,930,584	1,884,930,584
Diluted weighted average common shares outstanding	1,972,126,307	1,884,930,584	1,930,340,298	1,884,930,584	1,884,930,584	1,884,930,584